Investment Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Investment [Line Items]
Gross investment gains	$ 71	$ 59
Gross investment losses		47
Investment Securities:
Consolidated investment securities portfolio modified, years	2 years 10 months 21 days
Proceeds from sales of investment securities - available for sale	1,218	4,221
Book value of securities available for sale and held to maturity	$ 95,910		$ 94,206
Positions considered temporarily impaired	53
Standard & Poor's, AAA Rating [Member]
Investment [Line Items]
Portfolio rated	89.70%		92.20%
Standard & Poor's, A Rating [Member]
Investment [Line Items]
Portfolio rated	1.20%